STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)												1 Months Ended							3 Months Ended								6 Months Ended		12 Months Ended
	Apr. 02, 2023	Mar. 27, 2023	Oct. 29, 2022	Mar. 31, 2022	Feb. 03, 2022	Jan. 11, 2022	Jan. 02, 2022	Nov. 05, 2021	Aug. 05, 2021	May 12, 2021	Nov. 24, 2017	Dec. 31, 2022	Dec. 30, 2022	Sep. 30, 2022	Aug. 25, 2022	Feb. 21, 2022	Jan. 31, 2022	Feb. 26, 2021	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2018	Sep. 28, 2022	Dec. 31, 2020	Dec. 31, 2017
Class of Stock [Line Items]
Shares available for grant							1,596,804					1,000,000									1,000,000								1,000,000
Preferred Stock, Shares Authorized												10,000,000							10,000,000		10,000,000						10,000,000		10,000,000	10,000,000
Conversion price																			$ 0.003								$ 0.003
Strike price							$ 6.41
Common shares issued												7,156,876							7,240,545		7,156,876						7,240,545		7,156,876	4,111,047
Gross proceeds from sale of preferred and common stock																											$ 4,000,000		$ 1,299,000	$ 4,500,000
Purchase price per share					$ 4											$ 4
Conversion shares						710
Conversion price increase						$ 5.50
Number of shares issued at shares					1,325,000											198,750
Common stock issued for services, value					$ 5,300,000											$ 795,000
Proceeds from offering cost					$ 4,779,000											739,350
Aggregate common stock																$ 50,000,000
Stock issued for services																			$ 32,500	$ 32,500		$ 40,000	$ 40,000	$ 40,000					157,500
Converted to common stock shares															121,572
Accrued offering costs														$ 260,816								260,816
Offering costs			$ 105,460											$ 257,240								$ 257,240
Total compensation cost for stock options												$ 426,004									$ 426,004								$ 426,004
Vesting term																													3 years 3 months 18 days
Treasury stock shares												1,324							1,324		1,324						1,324		1,324	1,324				235
Treasury stock												$ 157,452							$ 157,452		$ 157,452						$ 157,452		$ 157,452	$ 157,452				$ 148,000
Preferred Stock, Par Value												$ 0.001							$ 0.001		$ 0.001						$ 0.001		$ 0.001	$ 0.001
Actual costs																			$ 17,645
Excess cost																			$ 281,500
Conversion of shares																												710
Employee compensation																											$ 66,217		$ 25,000
Fair market value percentage																													85.00%
Common Stock issued												1,000,000									1,000,000								1,000,000
Option exercise shares																			65,561								65,561
Total compensation cost																			$ 759,331								$ 759,331
Options to purchase shares of common stock							665,000
Expected term							3 years																				6 months
Expected volatility							72.00%																				103.40%
Discount rate							0.97%
Non-qualified stock options, charge																											$ 302,743	$ 438,809	$ 819,191	$ 262,411
Share-Based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Purchase price per share																			$ 1.79								$ 1.79
Stock issued for services , shares																											65,561
Total employee participation amount																											$ 117,048
Expected term																														3 years 6 months
Expected volatility																														91.60%
Number of incentive stock options												926,266							1,217,775		926,266						1,217,775		926,266	431,266			451,898
Non Qualified Stock Options [Member]
Class of Stock [Line Items]
Non-qualified stock options, granted	353,117
Strike price	$ 4.22
Non-qualified stock options, forfeited	60,000
Non-qualified stock options, net issuance	293,117
Non-qualified stock options, charge	$ 567,569
Employee Stock Options [Member]
Class of Stock [Line Items]
Number of incentive stock options												926,266							1,217,775		926,266						1,217,775		926,266
Shareholders One [Member]
Class of Stock [Line Items]
Repurchase of common stock																														$ 115	$ 84
Market value of stock repurchased																														$ 10.08	$ 7.00
Shareholders Two [Member]
Class of Stock [Line Items]
Repurchase of common stock																														$ 753	$ 140
Market value of stock repurchased																														$ 9.09	$ 6.30
Private Placement [Member]
Class of Stock [Line Items]
Private placement sold			83,667											818,335
Share price			$ 3.00											$ 3.00								$ 3.00
Common Stock [Member]
Class of Stock [Line Items]
Stock issued for services , shares																			5,645	12,463		9,758	10,668	7,198					43,959
Stock issued for services																			$ 6	$ 12			$ 10	$ 7					$ 43
Number of shares issued																								1,523,750					2,425,752
Common Stock [Member] | Employee Stock Purchase Plan [Member]
Class of Stock [Line Items]
Purchase discount, percentage																											15.00%
Director [Member]
Class of Stock [Line Items]
Stock issued for services , shares				7,198									16,335										10,668	7,198
Stock issued for services				$ 40,000								$ 37,500											$ 40,000	$ 40,000
Board of Directors Chairman [Member]
Class of Stock [Line Items]
Strike price																										$ 4.32
Stock issued for services , shares								3,726	4,032																7,223				9,560
Stock issued for services								$ 19,167	$ 30,000																$ 45,000				$ 50,000
Stock-based compensation expense																										$ 7,685
Employees And Directors [Member]
Class of Stock [Line Items]
Stock-based compensation expense																											$ 236,527	$ 438,809	$ 819,191	$ 262,411
Three Directors [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock issued for services , shares																			5,645	12,463
Stock issued for services																			$ 32,500	$ 32,500
Weighted average price per share																			$ 5.76	$ 2.61							$ 5.76
Purchase Agreement [Member]
Class of Stock [Line Items]
Proceeds from Issuance of Convertible Preferred Stock																		$ 4,500,000
Convertible Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized												15,000							15,000		15,000						15,000		15,000	15,000
Preferred stock, shares issued												0							0		0						0		0	851
Preferred Stock, Shares Outstanding												0							0		0						0		0	851
Preferred Stock, Par Value												$ 1,000							$ 1,000		$ 1,000						$ 1,000		$ 1,000	$ 1,000
Preferred stock, conversion price per share												7							7		7						$ 7		$ 7	$ 7
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of stock, value																											$ 1,000		$ 1,000
Conversion price												$ 7.00							$ 7.00		$ 7.00						$ 7.00		$ 7.00
Conversion stock shares																					851									854
Converted shares																					121,572									122,000
Converted to common stock shares															851
Series B Convertible Preferred Stock [Member] | Equity Unit Purchase Agreements [Member]
Class of Stock [Line Items]
Conversion of stock, value											$ 2,830,000
Preferred stock, shares issued											2,830
Strike price											$ 1,000
Series C Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Conversion stock shares																	2,500													2,000
Converted shares																	454,546													363,636
Series C Convertible Preferred Stock [Member] | Purchase Agreement [Member]
Class of Stock [Line Items]
Preferred stock, shares issued																		4,500
Proceeds from Issuance of Convertible Preferred Stock																		$ 4,500,000
Convertible Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized												5,000							5,000		5,000						5,000		5,000	5,000
Preferred stock, shares issued												0							0		0						0		0	2,500
Preferred Stock, Shares Outstanding												0							0		0						0		0	2,500
Conversion shares						1,790
Preferred Stock, Par Value												$ 1,000							$ 1,000		$ 1,000						$ 1,000		$ 1,000	$ 1,000
Preferred stock voting rights																											Each share of Series C Convertible Preferred Stock has 172 votes
Preferred stock, conversion price per share												$ 5.50							$ 5.50		$ 5.50						$ 5.50		$ 5.50	$ 5.50
Series C preferred converted to common stock, shares																	454,546
Conversion of shares																												1,790
Series D Convertible Preferred Stock [Member] | Purchase Agreement [Member]
Class of Stock [Line Items]
Preferred stock, shares issued														999								999
Proceeds from Issuance of Convertible Preferred Stock														$ 999,000
Gross proceeds from sale of preferred and common stock														$ 3,454,003
Purchase price per share														$ 1,000								$ 1,000
Series D Convertible Preferred Stock [Member] | Private Placement [Member]
Class of Stock [Line Items]
Preferred stock, shares issued			300
Proceeds from Issuance of Convertible Preferred Stock			$ 300,000
Gross proceeds from sale of preferred and common stock			$ 551,001
Purchase price per share			$ 1,000
Gross proceeds from sale of preferred and common stock			$ 300,000
Common Stock [Member] | Purchase Agreement [Member]
Class of Stock [Line Items]
Common shares issued														818,355								818,355
Common Stock [Member] | Private Placement [Member]
Class of Stock [Line Items]
Private placement sold			83,667
Share price			$ 3.00
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Purchase price per share			$ 1,000											$ 1,000								$ 1,000
Number of shares issued			300											999
Gross proceeds private placement			$ 551,001											$ 3,454,003
Convertible Series D Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized												4,000							4,000		4,000						4,000		4,000	4,000		4,000
Preferred stock, shares issued												1,299							1,299		1,299						1,299		1,299	0
Preferred Stock, Shares Outstanding												1,299							1,299		1,299						1,299		1,299	0
Preferred Stock, Par Value												$ 1,000							$ 1,000		$ 1,000						$ 1,000		$ 1,000	$ 1,000		$ 1,000
Preferred stock voting rights																											Each share of Series D Convertible Preferred Stock has 333 votes
Preferred stock, conversion price per share												$ 3							3		$ 3						$ 3		$ 3	$ 3
Conversion price																			$ 3.00								$ 3.00
Convertible Series E Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized												30,000							30,000		30,000						30,000		30,000
Preferred stock, shares issued												0							4,000		0						4,000		0
Preferred Stock, Shares Outstanding												0							4,000		0						4,000		0
Preferred Stock, Par Value		$ 1,000										$ 1,000							$ 1,000		$ 1,000						$ 1,000		$ 1,000
Preferred stock voting rights																											Each share of Series E Preferred Stock has 333 votes
Preferred stock, conversion price per share												$ 3							3		$ 3						$ 3		$ 3
Conversion price																			$ 3.00								$ 3.00
Series E Convertible Preferred Stock [Member] | Purchase Agreement [Member]
Class of Stock [Line Items]
Preferred stock, shares issued		4,000
Proceeds from Issuance of Convertible Preferred Stock		$ 4,000,000
Series E Preferred Stock [Member]
Class of Stock [Line Items]
Additional paid-in capital																				$ 299,145
Share-Based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Common stock on the date of grant, term of the stock option																													not exceed 10 years
Voting rights																													more than 10% of the total combined voting power of all classes of capital stock
Aggregate fair market value of common stock																													$ 100,000
Call Option [Member] | Employee Stock Purchase Plan [Member]
Class of Stock [Line Items]
Purchase discount, percentage																											85.00%
Put Option [Member] | Employee Stock Purchase Plan [Member]
Class of Stock [Line Items]
Purchase discount, percentage																											15.00%
Two Thousands Twenty One Equity Incentive Plan [Member]
Class of Stock [Line Items]
Non-qualified stock options, granted																													1,000,000
Plan 2021 [Member]
Class of Stock [Line Items]
Number of shares issued at shares										1,000,000
Number of incentive stock options												495,000							874,726		495,000						874,726		495,000
Plan 2016 [Member]
Class of Stock [Line Items]
Number of incentive stock options												271,266							269,658		271,266						269,658		271,266
Non Plan [Member]
Class of Stock [Line Items]
Number of incentive stock options												160,000							160,000		160,000						160,000		160,000